Segment Information - Segment Assets, Liabilities and Investments Accounted for by the Equity Method (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Investments accounted for by the equity method	€ 77	€ 76
Property, plant and equipment	34,225	36,393	€ 33,910
Total allocated assets	115,066	123,641
Operating segments | Telefónica Spain
Disclosure of operating segments [line items]
Investments accounted for by the equity method	2	1
Property, plant and equipment	15,288	15,306
Total allocated assets	22,722	22,138
Total allocated liabilities	13,391	12,999
Operating segments | Telefónica Spain | Previously stated
Disclosure of operating segments [line items]
Investments accounted for by the equity method		1
Property, plant and equipment		15,559
Total allocated assets		22,353
Total allocated liabilities		13,009
Operating segments | Telefónica United Kingdom
Disclosure of operating segments [line items]
Investments accounted for by the equity method	7	6
Property, plant and equipment	9,198	9,771
Total allocated assets	11,610	12,025
Total allocated liabilities	4,063	3,907
Operating segments | Telefónica United Kingdom | Previously stated
Disclosure of operating segments [line items]
Investments accounted for by the equity method		6
Property, plant and equipment		9,771
Total allocated assets		12,025
Total allocated liabilities		3,907
Operating segments | Telefónica Germany
Disclosure of operating segments [line items]
Investments accounted for by the equity method	0	0
Property, plant and equipment	14,611	15,572
Total allocated assets	17,225	18,510
Total allocated liabilities	5,889	6,006
Operating segments | Telefónica Germany | Previously stated
Disclosure of operating segments [line items]
Investments accounted for by the equity method		0
Property, plant and equipment		15,825
Total allocated assets		18,835
Total allocated liabilities		6,078
Operating segments | Telefónica Brazil
Disclosure of operating segments [line items]
Investments accounted for by the equity method	2	2
Property, plant and equipment	23,845	27,489
Total allocated assets	30,229	35,104
Total allocated liabilities	8,130	9,643
Operating segments | Telefónica Brazil | Previously stated
Disclosure of operating segments [line items]
Investments accounted for by the equity method		2
Property, plant and equipment		27,522
Total allocated assets		35,192
Total allocated liabilities		9,636
Operating segments | Telefónica Hispanoamérica
Disclosure of operating segments [line items]
Investments accounted for by the equity method	1	1
Property, plant and equipment	13,931	15,089
Total allocated assets	20,226	21,655
Total allocated liabilities	10,716	13,004
Operating segments | Telefónica Hispanoamérica | Previously stated
Disclosure of operating segments [line items]
Investments accounted for by the equity method		1
Property, plant and equipment		15,126
Total allocated assets		21,694
Total allocated liabilities		13,002
Other companies and eliminations
Disclosure of operating segments [line items]
Investments accounted for by the equity method	65	66
Property, plant and equipment	2,198	2,370
Total allocated assets	13,054	14,209
Total allocated liabilities	46,259	49,697
Other companies and eliminations | Previously stated
Disclosure of operating segments [line items]
Investments accounted for by the equity method		66
Property, plant and equipment		1,794
Total allocated assets		13,542
Total allocated liabilities		49,624
Telefonica, S.A.
Disclosure of operating segments [line items]
Investments accounted for by the equity method	77	76
Property, plant and equipment	79,071	85,597
Total allocated assets	115,066	123,641
Total allocated liabilities	€ 88,448	95,256
Telefonica, S.A. | Previously stated
Disclosure of operating segments [line items]
Investments accounted for by the equity method		76
Property, plant and equipment		85,597
Total allocated assets		123,641
Total allocated liabilities		€ 95,256